K. Michael Carlton
Associate
+1.202.373.6070
Michael.carlton@morganlewis.com

VIA EDGAR

June 28, 2023

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Cambria ETF Trust (File Nos. 333-180879 and 811-22704) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Cambria ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), Post-Effective Amendment No. 211 to the Trust’s Registration Statement on Form N-1A (Amendment No. 213 to the Trust’s Registration Statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to reflect: (i) revised principal investment strategies and related changes for the Trust’s Cambria Cannabis ETF; (ii) the addition of Toroso Investments, LLC as sub-adviser to each series of the Trust; and (iii) disclosure regarding the Trust’s application for “manager of managers” exemptive relief.

Please do not hesitate to contact me at (202) 373-6070 should you have any questions.

Very truly yours,

/s/ K. Michael Carlton
K. Michael Carlton

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001